Fair value measurement	12 Months Ended
Dec. 31, 2017
Fair value measurement
Fair value measurement

16Fair value measurement

The Company’s time deposits, held-to-maturity security and non-financial assets, such as property and equipment, intangible assets were measured at fair value, only if they were determined to be impaired on an other than temporary basis.

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2017:

	Fair value measurements at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Time deposit	202,659	—	202,659	—
Short-term investment	100,722	—	100,722	—
Held-to-maturity security	6,751	—	—	6,751

Total	310,132	—	303,381	6,751

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2016:

	Fair value measurements at reporting date using
Items	As of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Time deposit	372,150	—	372,150	—
Held-to-maturity security	6,943	—	—	6,943

Total	379,093	—	372,150	6,943

Time deposit

Time deposits placed with banks have an original maturity over three months. The fair value of time deposits is determined based on the prevailing interest rates in the market, which are also the interest rates as stated in the contracts with the banks. The Company classifies the valuation techniques that use the prevailing interest rates input as Level 2 of fair value measurements. This is because there generally are no quoted prices in active markets for identical time deposits at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term investment

Short-term investment represents interest-bearing deposit placed with financial institution which is restricted to withdrawal and use. The investment is issued by commercial bank in the PRC with a variable interest rate indexed to gold price published by the London Bullion Market Association. To estimate the fair value, the Company used the expected return provided by the bank. As there are no quoted prices in active markets for the investment at the reporting date, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Held-to-maturity security

The held-to-maturity security is valued using discounted cashflow method. The Company classifies the valuation technique as Level 3 of fair value measurements, because it involves unobservable inputs with little market activity and management’s estimates, including expected future cashflow, discount rate and etc.